CONCENTRATIONS	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
CONCENTRATIONS

22. CONCENTRATIONS

For the year ended December 31, 2022, 2021 and 2020, the revenue from cryptocurrency mining consisted 14%, 22%, and -0-% of the total revenues, and no single customer accounted for greater than 10% of total revenues. For the year ended December 31, 2022, 2021, and 2020, the Company’s top five customers accounted for 24%, 29% and 25% of the Company’s revenues of continuing operations, respectively.

The Company’s top five accounts receivable accounted for 30% and 19% of accounts receivable as of December 31, 2022 and 2021, respectively. One customer accounted for greater than 10% of accounts receivable as of December 31, 2022, and no customer accounted for greater than 10% or more of accounts receivable as of December 31, 2021.

For the year ended December 31, 2022, 2021 and 2020, approximately 37%, 69% and 62%, respectively, of total inventory purchases were from five unrelated suppliers. One supplier accounted for greater than 10% of total inventory purchases in 2022, and three suppliers each accounted for greater than 10% of total inventory purchases in 2021 and 2020.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS